Per Share Amounts	9 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Per Share Amounts

8. PER SHARE AMOUNTS
A) Net Earnings (Loss) Per Common Share – Basic and Diluted

	Three Months Ended		Nine Months Ended
For periods ended September 30,	2024	2023	2024	2023
Net Earnings (Loss)	820	1,864	2,996	3,366
Effect of Cumulative Dividends on Preferred Shares	(9)	(9)	(27)	(27)
Net Earnings (Loss) – Basic	811	1,855	2,969	3,339
Effect of Stock-Based Compensation	(31)	—	6	(1)
Net Earnings (Loss) – Diluted	780	1,855	2,975	3,338

Basic – Weighted Average Number of Shares (thousands)	1,848,035	1,891,937	1,858,364	1,900,952
Dilutive Effect of Warrants	3,729	6,408	5,039	27,491
Dilutive Effect of Stock-Based Compensation	11,548	6,752	9,221	8,273
Diluted – Weighted Average Number of Shares (thousands)	1,863,312	1,905,097	1,872,624	1,936,716

Net Earnings (Loss) Per Common Share – Basic ($)	0.44	0.98	1.60	1.76
Net Earnings (Loss) Per Common Share – Diluted (1) ($)	0.42	0.97	1.59	1.72
(1)For the three months ended September 30, 2024, net earnings of $nil (2023 – $115 million) and 3.0 million common shares (2023 – 22.8 million), related to the assumed exercise of stock-based compensation were excluded from the calculation of dilutive net earnings (loss) per share as the effect was anti-dilutive. For the nine months ended September 30, 2024, net earnings of $20 million (2023 – $107 million) and 11.5 million common shares (2023 – 21.6 million), related to the assumed exercise of stock-based compensation were excluded from the calculation of dilutive net earnings (loss) per share as the effect was anti-dilutive.
B) Common Share Dividends

	2024		2023
For the nine months ended September 30,	Per Share	Amount	Per Share	Amount
Base Dividends	0.500	925	0.385	729
Variable Dividends	0.135	251	—	—
Total Common Share Dividends Declared and Paid	0.635	1,176	0.385	729
The declaration of common share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
On October 30, 2024, the Company’s Board of Directors declared a fourth quarter base dividend of $0.180 per common share, payable on December 31, 2024, to common shareholders of record as at December 13, 2024.
C) Preferred Share Dividends

For the nine months ended September 30,	2024	2023
Series 1 First Preferred Shares	5	5
Series 2 First Preferred Shares	2	2
Series 3 First Preferred Shares	9	9
Series 5 First Preferred Shares	7	7
Series 7 First Preferred Shares	4	4
Total Preferred Share Dividends Declared	27	27
The declaration of preferred share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
In the nine months ended September 30, 2024, the Company paid preferred share dividends of $27 million (2023 – $27 million). On October 1, 2024, the Company paid preferred share dividends of $9 million, as declared on July 31, 2024.
On October 30, 2024, the Company’s Board of Directors declared fourth quarter dividends of $9 million payable on December 31, 2024, to preferred shareholders of record as at December 13, 2024.